Fair Value Measurements (Details) - Schedule of changes in the fair value warrant liability - Archimedes Tech Spac Partners Co [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of changes in the fair value warrant liability [Line Items]
Fair value as of December 31, 2020
Initial fair value of warrant liability upon issuance at IPO	270,307
Change in fair value	(22,793)
Fair value as of September 30, 2021	$ 247,514